Asset Retirement Obligation	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation [Text Block]
Note 3 - Asset Retirement Obligation

Our asset retirement obligations relate to the abandonment of oil and gas wells. The amounts recognized are based on numerous estimates and assumptions, including future retirement costs, inflation rates and credit adjusted risk-free interest rates. The following shows the changes in asset retirement obligations:

Asset retirement obligations, January 1, 2012	$908,790
Liabilities incurred during the period	347,018
Liabilities settled during the period	(1,427)
Accretion	81,770
Asset retirement obligations, December 31, 2012	1,336,151
Liabilities acquired	1,251,511
Liabilities incurred during the period	56,825
Liabilities settled during the year	(96,465)
Accretion	139,779
Asset retirement obligations, December 31, 2013	$2,687,801